Stock-based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assumptions used in determining the fair value of the stock-based awards
Weighted-average dividend yield (as a percent)	2.30%	3.10%	1.90%
Weighted-average volatility (as a percent)	36.40%	36.00%	27.10%
Volatilities, low end of range ((as a percent)	35.20%	35.80%	27.10%
Volatilities, high end of range (as a percent)	51.80%	61.00%	29.00%
Risk-free interest rates, low end of range (as a percent)	0.32%	0.17%	1.60%
Risk-free interest rates, high end of range (as a percent)	3.61%	2.99%	3.64%
Weighted-average expected lives (in years)	7	8	8
Unrecognized compensation cost related to nonvested stock-based compensation awards (in dollars)	$ 134
Term of amortization of unrecognized compensation cost over weighted-average remaining requisite service periods (in years)	1.9
Common shares issued from treasury stock for stock-based compensation (in shares)	12,612,514	3,571,268	4,807,533
Vesting period of 2009, 2008 and 2007 awards, after the date of grant (in years)	3Y
Term life of SARs and option awards (in years)	10
Criteria for "Long Service Separation"	Upon separation from service, if the participant is 55 years of age or older with more than ten years of service, the participant meets the criteria for a "Long Service Separation." If the "Long Service Separation" criteria are met, the vested options/SARs will have a life that is the lesser of 10 years from the original grant date or five years from the separation date. Our stock-based compensation plans allow for the immediate vesting upon separation for employees who meet the criteria for a "Long Service Separation" and who have fulfilled the requisite service period of six months.
Stock options/SARs activity
Outstanding at beginning of year (in shares)	63,082,787	60,398,074	60,855,854
Granted to officers and key employees (in shares)	7,556,481	6,823,227	4,886,601
Exercised (in shares)	(12,568,232)	(3,906,785)	(5,006,435)
Forfeited / expired (in shares)	(188,038)	(231,729)	(337,946)
Outstanding at end of year (in shares)	57,882,998	63,082,787	60,398,074
Number of stock awards exercisable at end of the period (in shares)	41,658,033	48,256,847	43,083,319
Restricted stock units activity
Outstanding at beginning of year (in shares)	4,531,545	2,673,474	1,253,326
Granted to officers and key employees (in shares)	1,711,771	2,185,674	1,490,645
Granted to outside directors (in shares)			20,878
Vested (in shares)	(1,538,047)	(286,413)	(61,158)
Forfeited (in shares)	(55,028)	(41,190)	(30,217)
Outstanding at end of year (in shares)	4,650,241	4,531,545	2,673,474
Weighted- Average Exercise Price for stock options and stock appreciation rights
Outstanding at beginning of year (in dollars per share)	$ 44.24	$ 45.68	$ 42.18
Granted to officers and key employees (in dollars per share)	$ 57.85	$ 22.17	$ 73.20
Exercised (in dollars per share)	$ 32.83	$ 28.13	$ 30.04
Forfeited / expired (in dollars per share)	$ 43.64	$ 38.05	$ 46.45
Outstanding at end of year (in dollars per share)	$ 48.50	$ 44.24	$ 45.68
Exercisable at year-end (in dollars per share)	$ 48.23	$ 43.14	$ 35.81
SARs Granted to officers and key employees (in shares)	7,125,210	6,260,647	4,476,095